Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 235,060	$ 229,012
Less: allowance for credit loss	(215,261)	(221,032)	$ (122,510)
Accounts receivable, net	$ 19,799	$ 7,980